Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Lease Cost and Supplemental Cash Flow Information Related to Leases
	Year Ended December 31,
(in thousands)	2023	2022	2021
Total lease expense	$1,698	$2,133	$2,113

Supplemental cash flow information related to leases is as follows:
	December 31,
(in thousands)	2023	2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from leases	$1,521	$2,010
Right-of-use assets obtained in exchange for new operating lease liabilities	$775	$1,580

Supplemental Balance Sheet Information Related to Leases	Supplemental balance sheet information related to leases is as follows:
	December 31,
	2023	2022
Weighted-average remaining lease term	3.3 years	4.3 years
Weighted-average discount rate	4.0%	4.0%

Future Minimum Lease Payments, Operating
The following table summarizes future lease payments for operating leases at December 31, 2023:

(in thousands)	Operating leases
2024	$1,279
2025	969
2026	461
2027	180
2028	191
Thereafter	533
Total lease payments	3,613
Less: portion representing imputed interest	(348)
Total	$3,265